BASIS OF CONSOLIDATION AND INVESTMENTS (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	R$ 16,046,218	R$ 11,991,356	R$ 16,646,480	R$ 9,944,586
Other current assets	927,062	776,500
Other non-current assets	5,310,491	4,749,718
Total non-current assets	58,452,020	54,741,999
Total Assets	91,529,720	85,354,359
Borrowings and financing	7,613,367	5,193,636
Lease liabilities	137,638	177,010
Total current liabilities	25,017,103	22,475,119
Borrowings and financing	37,245,708	35,725,106
Lease liabilities	596,123	516,836
Total non-current liabilities	46,827,779	41,063,196
Shareholders' equity	19,684,838	21,816,044	23,374,389	R$ 11,251,505
Total liabilities and shareholders' equity	91,529,720	85,354,359
Net revenue	45,437,950	44,362,120	47,912,039
Cost of sales and services	(33,475,189)	(31,054,016)	(25,837,475)
Gross profit	11,962,761	13,308,104	22,074,564
Financial income (expenses), net	(4,151,382)	(3,515,025)	(1,944,184)
Profit/(Loss) before IR/CSLL	1,035,367	4,126,437	R$ 18,595,778
M R S Logistica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,388,052	867,937
Advances to suppliers	101,318	29,500
Other current assets	1,390,540	1,351,335
Total current assets	4,879,910	2,248,772
Other non-current assets	679,749	887,987
Investments, PP&E and intangible assets	12,774,225	11,541,779
Total non-current assets	13,453,974	12,429,766
Total Assets	18,333,884	14,678,538
Borrowings and financing	993,367	735,231
Lease liabilities	565,002	472,129
Other current liabilities	2,111,251	1,682,928
Total current liabilities	3,669,620	2,890,288
Borrowings and financing	5,879,207	3,604,793
Lease liabilities	1,665,072	1,928,931
Other non-current liabilities	729,736	740,892
Total non-current liabilities	8,274,015	6,274,616
Shareholders' equity	6,390,249	5,513,634
Total liabilities and shareholders' equity	18,333,884	14,678,538
Net revenue	6,445,618	5,592,118
Cost of sales and services	(3,444,706)	(3,477,896)
Gross profit	3,000,912	2,114,222
Operating (expenses) income	(485,694)	(243,399)
Financial income (expenses), net	(722,407)	(641,862)
Profit/(Loss) before IR/CSLL	1,792,811	1,228,961
Current and deferred IR/CSLL	(586,831)	(354,786)
Profit / (loss) for the year	1,205,980	874,175
Transnordestina Logistica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	786,007	1,164
Advances to suppliers	6,161	21,036
Other current assets	67,758	78,777
Total current assets	859,926	100,977
Other non-current assets	97,560	255,367
Investments, PP&E and intangible assets	12,062,189	11,029,525
Total non-current assets	12,159,749	11,284,892
Total Assets	13,019,675	11,385,869
Borrowings and financing	167,201	142,073
Other current liabilities	80,851	150,268
Total current liabilities	248,052	292,341
Borrowings and financing	8,481,707	7,142,895
Other non-current liabilities	1,873,232	1,484,884
Total non-current liabilities	10,354,939	8,627,779
Shareholders' equity	2,416,684	2,465,749
Total liabilities and shareholders' equity	13,019,675	11,385,869
Net revenue	570	375
Gross profit	570	375
Operating (expenses) income	(38,885)	(40,685)
Financial income (expenses), net	(10,745)	(21,551)
Profit/(Loss) before IR/CSLL	(49,060)	(61,861)
Profit / (loss) for the year	(49,060)	(61,861)
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	13,953	8,983
Advances to suppliers	77	1,384
Other current assets	16,747	11,648
Total current assets	30,777	22,015
Other non-current assets	599	1,643
Investments, PP&E and intangible assets	48,570	41,709
Total non-current assets	49,169	43,352
Total Assets	79,946	65,367
Borrowings and financing	8,552	5,497
Lease liabilities	684	701
Other current liabilities	8,310	5,777
Total current liabilities	17,546	11,975
Borrowings and financing	12,734	14,446
Lease liabilities	253	630
Other non-current liabilities	1,827	1,353
Total non-current liabilities	14,814	16,429
Shareholders' equity	47,586	36,963
Total liabilities and shareholders' equity	79,946	65,367
Net revenue	52,453	41,307
Cost of sales and services	(29,333)	(24,977)
Gross profit	23,120	16,330
Operating (expenses) income	(4,640)	(3,769)
Financial income (expenses), net	(2,763)	(3,211)
Profit/(Loss) before IR/CSLL	15,717	9,350
Current and deferred IR/CSLL	(3,388)	(1,479)
Profit / (loss) for the year	12,329	7,871
Ita Energetica [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	93,712	46,946
Advances to suppliers	409	1,273
Other current assets	30,517	30,735
Total current assets	124,638	78,954
Other non-current assets	18,054	19,007
Investments, PP&E and intangible assets	296,818	325,911
Total non-current assets	314,872	344,918
Total Assets	439,510	423,872
Other current liabilities	21,222	14,326
Total current liabilities	21,222	14,326
Other non-current liabilities	22,140	18,914
Total non-current liabilities	22,140	18,914
Shareholders' equity	396,148	390,632
Total liabilities and shareholders' equity	439,510	423,872
Net revenue	191,430	188,024
Cost of sales and services	(99,756)	(100,454)
Gross profit	91,674	87,570
Operating (expenses) income	(83,139)	(77,742)
Financial income (expenses), net	5,849	2,545
Profit/(Loss) before IR/CSLL	14,384	12,373
Current and deferred IR/CSLL	(4,673)	(4,408)
Profit / (loss) for the year	R$ 9,711	R$ 7,965